Lease - Schedule Of Information Related To Operating Leases (Details) - 12 months ended Dec. 31, 2022 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Leases [Abstract]
Cash payments for operating leases	¥ 20,273	$ 2,940
ROU assets obtained in exchange for operating lease liabilities	¥ 28,688	$ 4,159